Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment are comprised of the following at:

	December 31, 2019	June 30, 2019
Vehicles	$ 157,476	$ 74,755
Equipment	6,645	5,000
Furniture and fixtures	30,235	12,598
	194,356	92,353
Accumulated depreciation	(108,915)	(65,588)

Property and equipment, net	$ 85,441	$ 26,765

Property and equipment are comprised of the following at:

	June 30, 2019	June 30, 2018
Land and buildings	$-	$ 4,937,069
Building improvements	-	363,083
Vehicles	74,755	92,353
Equipment	5,000	1,470,709
Furniture and fixtures	12,598	12,598
	92,353	6,875,812
Accumulated depreciation	(65,588)	(2,621,361)

Property and equipment, net	$26,765	$ 4,254,451